SCHEDULE OF IDENTIFIABLE INTANGIBLES (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Feb. 28, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 2,659	$ 2,659	$ 200	$ 2,493
Less accumulated amortization	(2,276)	(2,239)		(2,191)
Net intangible assets	383	420		302
Patents and Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	2,302	2,302		2,136
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	330	330		330
Other Intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 27	$ 27		$ 27